Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST VII
Entity Central Index Key	0000318874
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000118291 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class A
Trading Symbol	EQNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class A shares of the MFS Equity Income Fund (fund) provided a total return of 7.85%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.85%	14.17%	10.07%
A with initial sales charge (5.75%)	1.64%	12.82%	9.42%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 652,357,457
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,946,400	[1]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%

C000118292 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class B
Trading Symbol	EQNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$169	1.63%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class B shares of the MFS Equity Income Fund (fund) provided a total return of 7.04%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.04%	13.31%	9.25%
B with CDSC (declining over six years from 4% to 0%)×	3.04%	13.06%	9.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 652,357,457
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,946,400	[2]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%

C000118293 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class C
Trading Symbol	EQNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$169	1.63%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class C shares of the MFS Equity Income Fund (fund) provided a total return of 7.02%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.02%	13.30%	9.24%
C with CDSC (1% for 12 months)×	6.02%	13.30%	9.24%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 652,357,457
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,946,400	[3]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%

C000118294 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class I
Trading Symbol	EQNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class I shares of the MFS Equity Income Fund (fund) provided a total return of 8.11%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.11%	14.44%	10.35%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 652,357,457
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,946,400	[4]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%

C000118295 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R1
Trading Symbol	EQNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$169	1.63%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R1 shares of the MFS Equity Income Fund (fund) provided a total return of 7.03%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.03%	13.30%	9.24%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 652,357,457
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,946,400	[5]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%

C000118296 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R2
Trading Symbol	EQNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$117	1.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R2 shares of the MFS Equity Income Fund (fund) provided a total return of 7.57%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.57%	13.86%	9.78%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 652,357,457
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,946,400	[6]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%

C000118297 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R3
Trading Symbol	EQNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R3 shares of the MFS Equity Income Fund (fund) provided a total return of 7.87%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.87%	14.16%	10.07%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 652,357,457
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,946,400	[7]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%

C000118298 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R4
Trading Symbol	EQNUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R4 shares of the MFS Equity Income Fund (fund) provided a total return of 8.11%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.11%	14.44%	10.33%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 652,357,457
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,946,400	[8]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%

C000118299 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R6
Trading Symbol	EQNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R6 shares of the MFS Equity Income Fund (fund) provided a total return of 8.16%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to the fund's relative performance.
    The portfolio’s currency exposure had a positive impact on relative performance during the period. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of weak security selection and underweight positions in both the information technology and communication services sectors detracted from relative performance.
    Stock selection within both the consumer discretionary and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.16%	14.52%	10.45%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	15.88%	13.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 652,357,457
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,946,400	[9]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	652,357,457	Total Management Fee ($)#:	2,946,400
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	27.5%
Health Care	13.5%
Industrials	13.3%
Information Technology	7.5%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.6%
Consumer Discretionary	6.3%
Real Estate	4.3%
Materials	3.5%
Communication Services	2.6%
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Wells Fargo & Co.	2.8%
JPMorgan Chase & Co.	2.5%
AbbVie, Inc.	2.3%
Citigroup, Inc.	2.2%
Synchrony Financial	2.2%
Finning International, Inc.	2.1%
Microsoft Corp.	2.1%
Popular, Inc.	2.1%
Equitable Holdings, Inc.	1.9%
Northern Trust Corp.	1.9%

C000224114 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class A
Trading Symbol	EEMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class A shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 15.31%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	15.31%	(0.71)%
A with initial sales charge (5.75%)	8.68%	(2.02)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 3,575,993
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 30,004	[10]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%

C000224117 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class C
Trading Symbol	EEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$213	1.99%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class C shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 14.46%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
C without sales charge	14.46%	(1.45)%
C with CDSC (1% for 12 months)×	13.46%	(1.45)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 3,575,993
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 30,004	[11]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%

C000224115 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class I
Trading Symbol	EEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class I shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 15.57%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	15.57%	(0.47)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 3,575,993
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 30,004	[12]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%

C000224118 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class R1
Trading Symbol	EEMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$214	2.00%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R1 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 14.44%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	14.44%	(1.44)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 3,575,993
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 30,004	[13]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%

C000224113 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class R2
Trading Symbol	EEMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$161	1.50%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R2 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 15.06%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	15.06%	(0.95)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 3,575,993
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 30,004	[14]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%

C000224112 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class R3
Trading Symbol	EEMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R3 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 15.31%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	15.31%	(0.70)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 3,575,993
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 30,004	[15]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%

C000224111 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class R4
Trading Symbol	EEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R4 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 15.57%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	15.57%	(0.47)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 3,575,993
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 30,004	[16]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%

C000224116 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class R6
Trading Symbol	EEMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R6 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 15.56%, at net asset value. This compares with a return of 17.18% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the financials sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	15.56%	(0.44)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	17.18%	(0.07)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 3,575,993
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 30,004	[17]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	3,575,993	Total Management Fee ($)#:	30,004
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	34
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%
Issuer country weightings
China	25.3%
Taiwan	18.5%
India	14.8%
South Korea	7.0%
Brazil	5.9%
Greece	4.0%
Indonesia	3.3%
Hong Kong	3.0%
Thailand	2.7%
Other Countries	15.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.9%
China Construction Bank Corp.	2.8%
Reliance Industries Ltd.	2.5%
MediaTek, Inc.	2.5%
Mahindra & Mahindra Ltd.	2.1%
Delta Electronics, Inc.	2.1%
National Bank of Greece S.A.	2.0%

C000232773 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class A
Trading Symbol	UIVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class A shares of the MFS Intrinsic Value Fund (fund) provided a total return of 8.04%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	8.04%	8.14%
A with initial sales charge (5.75%)	1.83%	6.31%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 4,431,180
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 27,810	[18]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%

C000232776 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class C
Trading Symbol	UIVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$171	1.65%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class C shares of the MFS Intrinsic Value Fund (fund) provided a total return of 7.20%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
C without sales charge	7.20%	7.33%
C with CDSC (1% for 12 months)×	6.20%	7.33%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 4,431,180
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 27,810	[19]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%

C000232775 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class I
Trading Symbol	UIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class I shares of the MFS Intrinsic Value Fund (fund) provided a total return of 8.21%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	8.21%	8.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 4,431,180
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 27,810	[20]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%

C000232774 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R1
Trading Symbol	UIVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$171	1.65%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R1 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 7.20%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	7.20%	7.33%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 4,431,180
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 27,810	[21]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%

C000232777 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R2
Trading Symbol	UIVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R2 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 7.73%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	7.73%	7.86%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 4,431,180
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 27,810	[22]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%

C000232772 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R3
Trading Symbol	UIVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R3 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 8.05%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	8.05%	8.14%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 4,431,180
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 27,810	[23]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%

C000232771 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R4
Trading Symbol	UIVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R4 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 8.30%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	8.30%	8.40%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 4,431,180
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 27,810	[24]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%

C000232770 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R6
Trading Symbol	UIVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R6 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 8.32%, at net asset value. This compares with a return of 16.33% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in the materials sector contributed to the fund's relative performance.
    An overweight position and stock selection in the financials sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and health care sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	8.32%	8.44%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.33%	12.16%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 4,431,180
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 27,810	[25]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,431,180	Total Management Fee ($)#:	27,810
Total Number of Holdings:	80	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Information Technology	26.5%
Financials	20.9%
Health Care	13.4%
Industrials	11.6%
Materials	10.7%
Consumer Staples	6.1%
Consumer Discretionary	6.0%
Energy	2.2%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.9%
Charles Schwab Corp.	3.0%
CME Group, Inc.	2.3%
Colgate-Palmolive Co.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Wheaton Precious Metals Corp.	2.2%
Bank of America Corp.	2.2%
Becton, Dickinson and Co.	2.1%
Salesforce, Inc.	2.0%

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.
[10]	Includes the effect of any management fee waivers, if applicable.
[11]	Includes the effect of any management fee waivers, if applicable.
[12]	Includes the effect of any management fee waivers, if applicable.
[13]	Includes the effect of any management fee waivers, if applicable.
[14]	Includes the effect of any management fee waivers, if applicable.
[15]	Includes the effect of any management fee waivers, if applicable.
[16]	Includes the effect of any management fee waivers, if applicable.
[17]	Includes the effect of any management fee waivers, if applicable.
[18]	Includes the effect of any management fee waivers, if applicable.
[19]	Includes the effect of any management fee waivers, if applicable.
[20]	Includes the effect of any management fee waivers, if applicable.
[21]	Includes the effect of any management fee waivers, if applicable.
[22]	Includes the effect of any management fee waivers, if applicable.
[23]	Includes the effect of any management fee waivers, if applicable.
[24]	Includes the effect of any management fee waivers, if applicable.
[25]	Includes the effect of any management fee waivers, if applicable.